Securities - Realized Gains and Losses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($) security
Schedule of Investments [Line Items]
Realized gain	$ 425	$ 28
Realized losses	1	0
Total securities available for sale	301	28
Pledged as collateral	$ 17,700	$ 18,500
Municipal Securities
Schedule of Investments [Line Items]
Number of securities sold | security	15
Book value	$ 6,400
Total securities available for sale	$ 112
Corporate Bond Securities
Schedule of Investments [Line Items]
Number of securities sold | security	5	1
Book value	$ 8,500	$ 500
Total securities available for sale	$ 124	$ 28
SBSA, 3 Securities Sold | SBA Securities
Schedule of Investments [Line Items]
Number of securities sold | security	2
Book value	$ 2,500
Total securities available for sale	$ 12
SBSA, 3 Securities Sold | Equity Securities
Schedule of Investments [Line Items]
Number of securities sold | security	13
Book value	$ 515
Total securities available for sale	$ 177
SBA, 1 Security Sold | SBA Securities
Schedule of Investments [Line Items]
Number of securities sold | security	1
Book value	$ 753
Total securities available for sale	$ (1)